Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
The changes in the benefit obligation of our post-retirement medical plan as of and for the years ended December 31, 2014, and 2013 were as follows (in thousands):

	2014	2013
Benefit obligation at the beginning of year	$4,505	$—
Acquisition of HIE	—	4,385
Service cost	260	69
Interest cost	194	52
Plan amendments	48	—
Actuarial loss (gain)	407	(1)
Projected benefit obligation at end of year	$5,414	$4,505

Schedule of Expected Benefit Payments
Estimated future benefit payments, which reflect expected future services, that we expect to pay for our post-retirement medical plan are as follows (in thousands):

2015	$14
2016	37
2017	74
2018	123
2019	195
2020–2024	2,359

Schedule of Net Periodic Benefit Cost Not yet Recognized
The components of the net periodic benefit cost for the years ended December 31, 2014, and 2013 were as follows (in thousands):

	2014	2013
Service cost	$260	$69
Interest cost	194	52
Amortization of prior service cost	9	—
Net periodic benefit cost	$463	$121

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
The pre-tax amounts in accumulated other comprehensive loss as of December 31, 2014 and 2013 that have not yet been recognized as components of net periodic costs were as follows (in thousands):

	2014	2013
Prior service cost (credit)	$39	$—
Net actuarial loss (gain)	407	(1)
Total	$446	$(1)